TRANSFERS OF FINANCIAL ASSETS (Details) - Debt securities [member] - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 2,853,286	$ 2,000,025
Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Pledged in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	2,853,286	1,998,733
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	3,208,890	1,379,758
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	10,789,962	7,723,412
Financial assets measured at fair value through other comprehensive income, category [member] | Pledged in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 10,786,312	$ 7,713,235